CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 344,985	$ 391,279	$ 288,862
Cost of revenue	(235,547)	(265,474)	(189,116)
Gross profit	109,438	125,805	99,746
Operating expenses:
Research and development	(64,907)	(54,598)	(32,756)
Selling, general and administrative	(15,809)	(16,963)	(14,074)
Total operating expenses	(80,716)	(71,561)	(46,830)
Income from operations	28,722	54,244	52,916
Interest income	2,725	3,573	1,925
Impairment on investment	0	(48)	0
Merger related expense	(1,976)
Other income / (expenses), net	1,505	(203)	1,460
Income before income tax expense	30,976	57,566	56,301
Income tax expense	(3,058)	(4,662)	(4,671)
Net income and net income attributable to ordinary shareholders	27,918	52,904	51,630
Other comprehensive income
Cumulative translation adjustments	676	71	441
Comprehensive income and comprehensive income attributable to ordinary shareholders	28,594	52,975	52,071
Earnings per ordinary share
Basic (in dollars per share)	$ 0.10	$ 0.20	$ 0.20
Diluted (in dollars per share)	$ 0.10	$ 0.19	$ 0.19
Weighted average ordinary shares used in per share calculation
Basic (in shares)	279,027,473	270,811,925	262,542,760
Diluted (in shares)	286,565,896	284,430,507	278,805,558
Share-based compensation was allocated in operating expenses as follows:
Share-based compensation	3,365	3,211	3,881
Research and development
Share-based compensation was allocated in operating expenses as follows:
Share-based compensation	1,675	1,532	2,053
Selling, general and administrative
Share-based compensation was allocated in operating expenses as follows:
Share-based compensation	$ 1,690	$ 1,679	$ 1,828